Accounts Payable and Accrued Liabilities (Tables)	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities consisted of the following at March 31 and January 31:

	2014	2014
Accounts payable	$824,334	$467,636
Accrued compensation	546,078	452,562
Medical payables	552,561	285,625
Income taxes payable	4,149	287
Accrued interest	19,780	47,722
Accrued professional fees	52,699	119,453
	$1,999,601	$1,373,285

Accounts payable and accrued liabilities consisted of the following:

	December 31,	March 31,
	2014	2014
Accounts payable	$931,054	$824,334
Physician share of MSSP	140,000	-
Accrued compensation	1,047,873	546,078
Income taxes payable	58,670	4,149
Accrued interest	94,238	19,780
Accrued professional fees	290,173	52,699
	$2,562,008	$1,447,040

Accounts payable and accrued liabilities consisted of the following at January 31:

	2014	2013
Accounts payable	$467,636	$394,915
Accrued compensation	452,562	500,023
Medical payables	285,625	-
Income taxes payable	287	1,087
Accrued interest	47,722	9,310
Accrued professional fees	119,453	45,316
	$1,373,285	$950,651